Expenses by Nature and Other Income and Expenses Items - Schedule of Expenses by Nature (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Expenses by Nature [Line Items]
Salaries, wages and other benefits	$ 37,989	$ 28,987
Share-based payment	20,574	15,896
intangible assets	11,566	640
Electricity cost in operating mining rigs	93,397	110,474
Cost of mining rigs and accessories sold	63,220
One-off incremental development expense	38,616	14,878
Consulting service fee	5,864	3,712
Research and development technical service fees	4,975	1,424
Office expenses	2,401	2,058
Travel expenses	1,974	1,760
Expenses of low-value consumables	1,934	843
Insurance fee	1,191	1,566
Advertising expenses	1,116	1,082
Logistic expenses	119	148
Expenses of short-term leases	111	160
Expenses of variable payment lease	76	134
Impairment loss of mining rigs	51
Others	8,812	4,482
Total cost of revenue, selling, general and administrative and research and development expenses	334,252	224,095
mining rigs [Member]
Schedule of Expenses by Nature [Line Items]
Depreciation	12,337	9,487
property, plant and equipment [Member]
Schedule of Expenses by Nature [Line Items]
Depreciation	19,817	21,392
investment properties [Member]
Schedule of Expenses by Nature [Line Items]
Depreciation	1,376	1,347
right-of-use asset [Member]
Schedule of Expenses by Nature [Line Items]
Depreciation	$ 6,736	$ 3,625